Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid professional service fees	$ 111,200	$ 25,190
Other receivables	30,546	28,181
Deposits		117,346
Others	103,275	17,277
Prepaid expenses and other current assets	$ 245,021	$ 187,994